Description of Plan	12 Months Ended
Dec. 31, 2025
Minerals Technologies Inc. Savings and Investment Plan [Member]
Description of Plan [Abstract]
Description of Plan
(1)     Description of Plan

The following description of the Minerals Technologies Inc. Savings and Investment Plan (the “Plan”) provides only general information.  Participants should refer to the Plan agreement for a more complete description of the Plan's provisions.

General

The Plan is a defined contribution plan sponsored by Minerals Technologies Inc. (the “Company”).  Employees who generally work more than 20 hours per week become eligible to participate in the Plan on the date of their employment.

The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

The SECURE 2.0 Act of 2022 was signed into law on December 29, 2022. This legislation includes a vast array of provisional changes to retirement plans. Plan management is adopting any mandatory provisions as they become applicable and evaluating those provisions deemed discretionary. During 2025, the Plan was amended in accordance with the SECURE 2.0 Act of 2022. The age at which participants are required to begin receiving minimum distributions was increased from age 72 to age 73 for participants who attain age 72 after December 31, 2022. During 2025, the automatic cash out limit was increased to $7,000 in accordance with SECURE 2.0.

Contributions

Participants may elect to contribute between 2% and 20% of eligible earnings (as defined). Contributions may be made on a pre-tax basis, on an after-tax basis, or on a combined basis.  Employee contributions of the first 3% of the participants’ eligible contributions will be matched 100% by the Company and the next 2% will be matched 50% by the Company to a maximum compensation limit of $350,000. Employee contributions in excess of 5% will not be matched. While it is the Company’s intention to make matching contributions for each payroll period, the Company’s Board of Directors reserves the right to increase, reduce or eliminate matching contributions for any Plan year, or for any payroll period. The Company's matching contributions are invested solely in the Company's common stock. Participants can, at any time, transfer or reallocate amounts held in the MTI Common Stock Fund to another fund under the Plan. Certain employees of AMCOL International, hired after December 31, 2003, through the merger date receive a special retirement contribution of 3% of compensation. Employees initially eligible to participate in the Plan on or after January 1, 2023 will be automatically enrolled at a 5% contribution rate. In addition, the automatic contribution rate will automatically increase on a pre-tax basis each year by 1% until a combined pre-tax and Roth contribution rate of 10% is reached. Newly eligible participants have approximately 45 days from their initial eligibility date to choose a different pre-tax percentage, contribute on an after-tax basis or to opt not to participate in the Plan.

Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans.  Participants direct the investment of their contributions into various investment options offered by the Plan.  The maximum before-tax contribution limit for participants under age 50 was $23,500 and $23,000 for 2025 and 2024, respectively. However, a participant's contributions may be further increased or reduced based on the rules and regulations of the Internal Revenue Code (“IRC”). All eligible employees who are projected to attain age 50 before the end of the year will be eligible to make pre-tax catch-up contributions in accordance with certain regulations.

Participant Accounts

Each participant's account is credited with the participant's contributions and allocations of (a) the Company's contributions and (b) Plan earnings or loss and charged with an allocation of administrative expenses.  Allocations are based on participant earnings or account balances, as defined.  The benefit to which a participant is entitled is the benefit that can be provided from the participant's account.

Vesting

Participants are fully vested in the entire value of their accounts at the time of contribution.
Investment Options

Each participant in the Plan elects to have contributions invested in anyone or a combination of the following separate investment options as of December 31, 2025:

New York Life Insurance Anchor Account IV: This fund is a New York Life Insurance Company pooled separate account which invests in fixed income securities.

Prudential Total Return Bond Fund: This fund invests primarily in bonds.

State Street Target Retirement Non-Lending Series Funds (the "Strategy Funds"): These funds are designed to incorporate a broad range of asset classes to provide diversification of returns and risks consistent with a stated time horizon. The Strategy Funds asset mix becomes progressively more conservative over time as the strategy target date grows nearer. The strategy target dates range from 2025 to 2065. There is also an age-based lifetime strategy fund. The investments are in a combination of U.S. stocks, international stocks, bonds and cash.

Alliance Bernstein Discovery Value Fund: This fund invests primarily in small and mid-capitalization stocks.

Eaton Vance AtlCapSMID-Cap: This fund invests primarily in small and mid-capitalization stocks.

American Funds - Fundamental Investors Fund: This fund invests primarily in common stocks and may invest significantly in securities of issuers domiciled outside the U.S. and Canada and not included in the S&P 500 Index.

American Funds Mortgage R6: This fund invests primarily in well-established, dividend paying companies with strong balance sheets to help provide current income, growth of capital, and conservation of principal.

ClearBridge Large Cap Growth Fund (IS): This fund seeks long-term capital growth.  This fund invests at least 80% of its net assets in equity securities or other instruments with similar economic characteristics of U.S. companies with large market capitalizations.

Wilmington Large Cap Value Fund: This fund invests in a diversified portfolio of U.S. equity (or equity-related) securities of large-cap companies (primarily common stock).

Fidelity 500 Index Fund: This fund normally invests at least 80% of assets in common stocks included in the S&P 500 Index, which broadly represents the performance of common stocks publicly traded in the U.S.

Janus Henderson Balanced Fund (N): This fund is invested in stocks and bonds.

Janus Triton Fund (I): This fund invests in equity securities of small and medium-sized companies.

MFS International Value R4 Fund: This fund primarily invests its assets in foreign equity securities, including emerging market equity securities.

MFS International Value R6 Fund: This fund primarily invests its assets in foreign equity securities, including emerging market equity securities.

Vanguard Life Strategy Conservative Growth Fund: This fund is invested in stocks, bonds and cash equivalents.  Approximately 60% of the fund’s assets are invested in bonds and 40% in common stocks and cash equivalents.
Vanguard Life Strategy Growth Fund: This fund is primarily invested in stocks and bonds.  Approximately 80% of the fund’s assets are invested in stocks and 20% in bonds.

Vanguard Life Strategy Moderate Growth Fund: This fund is invested in stocks, bonds and cash equivalents.  Approximately 60% of the fund is invested in mid and large capitalization stock and 40% in fixed income securities and cash equivalents.

State Street Russell Small/Midcap Index Non-Lending Series Fund: This fund is designed to match the risk and return of the Russell 2000 Index, a broadly based average of the U.S. equity market.

State Street S&P Midcap 400 Index Securities Lending Series Fund: This fund is designed to match the risk and return of the Standard & Poor's 400 Index, a broadly based average of the U.S. equity market.

MTI Common Stock Fund: This fund invests in the Company's common stock.  The MTI Common Stock Fund is a participant-directed fund. All Company matching contributions are invested in this fund, and once deposited; the investments are participant directed.

Pfizer Common Stock Fund: This fund invests in the common stock of Pfizer Inc.  The fund holds contributions to the Pfizer Common Stock Fund, which were transferred from Pfizer Inc. when the Plan was established.  No new contributions or transfers can be made into this fund, however, participants are allowed to transfer balances from this fund into other investment options.

Charles Schwab Participant-Directed Brokerage Account: This is a participant-directed brokerage account which invests primarily in a variety of publicly available mutual funds, common stock and cash and cash equivalents.

JP Morgan U.S. Government MMkt Fund: This fund invests exclusively in debt securities issued or guaranteed by the U.S. government to provide liquidity, capital preservation, and income.

Notes Receivable from Participants

Participants may borrow from their accounts an amount up to $50,000 or 50% of their account balance, whichever is less. The minimum amount a participant may borrow is $1,000. The loan repayments and interest earned are allocated to each eligible investment option based upon the participant's current contribution election percentages.

Loans must be repaid over a period of not more than five years; however, if the loan is used to purchase a principal residence, the loan can be repaid over a period of not more than fifteen years. The loans are secured by the balance in the participant's account and bear interest at rates that range from 4.25% to 9.75% for both 2025 and 2024 which are fixed at the time of the loan, and which are commensurate with prevailing rates as determined quarterly by the Plan administrator.

Payment of Benefits

On termination of service due to death, disability, retirement, or other reasons, a participant would receive a lump-sum amount equal to the value of the participant's account. In-service withdrawals, including hardship withdrawals, may also be made under certain circumstances.